EV CLASSIC SENIOR FLOATING-RATE FUND
                                24 Federal Street
                                Boston, MA 02110
                                 (617) 482-8260


                                  CERTIFICATION




     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, EV Classic Senior Floating-Rate Fund (the "Registrant") (1933 Act File No. 333-48873) certifies (a) that the forms of prospectus and the statement of additional information dated April 1, 1998 do not differ materially from those contained in the Registration Statement on Form N-2, and (b) that the Registration Statement was filed electronically with the Commission (Accession Number 0000950156-98-000296) on March 30, 1998.


EV Classic Senior Floating-Rate Fund



By: /s/ Eric G. Woodbury
   --------------------------------
        Eric G. Woodbury, Esq.
        Assistant Secretary



Date:    April 2, 1998